Equity (Details) - Schedule of RSUs and PSUs activity - $ / shares	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(50,550)
Restricted And Phantom Share Units Member
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	5,943,299	4,726,135
Granted, Number of RSUs and PSUs	2,061,768
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	737,424
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(107,180)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 10.31	$ 10.84
Granted, Weighted Average Grant Date Fair Value	9.66
Vested, Weighted Average Grant Date Fair Value	11.83
Forfeited, Weighted Average Grant Date Fair Value	$ 10.99